Income Taxes - Movements in Deferred Taxes for Components of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	$ 166,386	$ 193,778	$ 60,144
Income tax of changes in cash flow hedge transactions	(18)	(845)	894
Deferred tax of changes from defined benefit plans	436
Total income tax relating to components of other comprehensive income	$ 166,804	$ 192,933	$ 61,038